Interest expense - Additional Information (Details) - USD ($)		4 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2020	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Jul. 15, 2019	Apr. 10, 2019
Debt Instrument [Line Items]
Total debt principal		$ 6,177,000,000			$ 6,177,000,000	$ 6,759,000,000
Write off of unamortized debt discount		87,000,000	$ 0	$ 0	87,000,000	0
Senior secured notes | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	$ 880,000,000
Stated interest rate, cash portion (as a percent)	4.00%			4.00%
Stated interest rate, paid-in-kind portion (as a percent)	8.00%			8.00%
Total debt principal		515,000,000			515,000,000	476,000,000		$ 476,000,000
Face amount representing accrued interest compounded		39,000,000			39,000,000		$ 18,000,000
Senior credit facilities | Secured Debt
Debt Instrument [Line Items]
Total debt principal		$ 5,662,000,000			$ 5,662,000,000	$ 5,662,000,000
Senior credit facilities | Secured Debt | LIBOR
Debt Instrument [Line Items]
Increase in basis spread on variable interest rate	1.00%